EARNINGS (LOSS) PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
EARNINGS (LOSS) PER SHARE

NOTE 8 EARNINGS (LOSS) PER SHARE

The following table provides a reconciliation of the numerators and denominators reflected in the basic and diluted earnings per share computations, as required by ASC No. 260, “Earnings per Share.”

Basic earnings per share (“EPS”) is computed by dividing reported earnings available to stockholders by the weighted average shares outstanding. We had net losses for the six months ended June 30, 2022 and 2021 and the effect of including dilutive securities in the earnings per common share would have been anti-dilutive for the purpose of calculating EPS. Accordingly, all options, warrants, and shares potentially convertible into common shares were excluded from the calculation of diluted earnings per share for the six months ended June 30, 2022 and 2021.

	June 30, 2022 (Unaudited)	June 30, 2021 (Unaudited)

Basic EPS
Net Loss	$(1,731,698)	$(1,322,297)
Weighted Average Shares	10,676,647	8,417,157
Basic Loss Per Share	$(0.16)	$(0.16)

Previously Reported [Member]
EARNINGS (LOSS) PER SHARE

NOTE 8 EARNINGS (LOSS) PER SHARE

The following table provides a reconciliation of the numerators and denominators reflected in the basic and diluted earnings per share computations, as required by ASC No. 260, “Earnings per Share.”

Basic earnings per share (“EPS”) is computed by dividing reported earnings available to stockholders by the weighted average shares outstanding. We had net losses for the years ended December 31, 2021 and 2020 and the effect of including dilutive securities in the earnings per common share would have been anti-dilutive for the purpose of calculating EPS. Accordingly, all options, warrants, and shares potentially convertible into common shares were excluded from the calculation of diluted earnings per share for the periods ended December 31, 2021 and 2020.

	December 31, 2021	December 31, 2020

Basic EPS
Net Loss	$(2,998,644)	$(1,602,303)
Weighted Average Shares	71,522,940	51,718,895
Basic Loss Per Share	$(0.04)	$(0.03)